Inventories (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Inventories

	As at December 31,
	2019	2018
Ore stockpiles	6,657	8,532
Copper contained in concentrate	9,055	3,166
Molybdenum concentrate	230	549
Materials and supplies	27,678	26,739
	43,620	38,986